Income tax and social contribution (Details)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax contribution description	Income taxes in Brazil consist of Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$ 240 for IRPJ, and 9% for CSLL.
Taxable income rate	30.00%